Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,758,582		¥ 1,483,968		$ 278,160
Pre-tax discount rate	12.54%	12.54%	12.37%
Estimated revenue growth rate	0.00%	0.00%	0.00%
Pre-tax discount rate that would result in an impairment	14.03%		13.58%		14.03%
Estimation of future business projection	In 2020 and 2021, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. Both the 2020 and 2021, the Group used 8 years forecast and were based on the updated financial budgets approved by the senior management with no terminal value.	In 2020 and 2021, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. Both the 2020 and 2021, the Group used 8 years forecast and were based on the updated financial budgets approved by the senior management with no terminal value.
Pre-tax discount rate that would results in an impairment	15.69%		20.05%		15.69%
Long term rates used to extrapolate the budget	5.00%		6.00%		5.00%
Reduction in long term growth rate that would result in an impairment	1.53%		3.60%		1.53%
Payment for trademark license fee				¥ 169,800
Capitalized developemnt costs gross	¥ 1,758,582		¥ 1,483,968		$ 278,160
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	5.00%	5.00%	5.00%
Percentage decrease in demand that would result in an impairment	13.86%		13.99%		13.86%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	12.00%	12.00%	10.00%
Percentage decrease in demand that would result in an impairment	15.21%		25.94%		15.21%
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projection	12.54%		12.37%		12.54%
Impairment on goodwill	¥ 0
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	313,600		¥ 530,800		$ 49,600
Capitalized developemnt costs gross	992,300				$ 157,000
Technology Know How [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount			8,100
Transfers from development costs to Technology Know-how	¥ 414,700	$ 65,600
Technology Know How [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount			¥ (126,700)